Employees' Retirement Benefits (Schedule Of Amounts Recognized As Accumulated Other Comprehensive Loss (Income)) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		¥ 236,607	¥ 164,108
Transition obligation		404	453
Prior service cost	[1]	(1,116)	(2,508)
Total		235,895	162,053
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		327,178	93,281
Prior service cost	[2]	(57,743)	(65,266)
Total		¥ 269,435	¥ 28,015

[1]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.
[2]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.